Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line items]
Collateral pledged	$ 12.9	$ 5.9
Bottom of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	0.24%	0.24%
Top of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	0.40%	0.35%